Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2018 CNY (¥)
Property and equipment, net
Property plant and equipment, gross	$ 124,274		¥ 575,498		¥ 848,785
Less: accumulated depreciation	(60,463)		(319,916)		(412,953)
Construction in progress	2,073		16,644		14,158
Property and equipment, net	65,884		272,226		449,990
Depreciation expenses	16,441	¥ 112,294	62,483	¥ 53,033
Impairment of long-lived assets other than goodwill		¥ 0	0	¥ 0
Furniture
Property and equipment, net
Property plant and equipment, gross	6,711		28,603		45,833
Electronic equipment
Property and equipment, net
Property plant and equipment, gross	17,721		82,118		121,036
Vehicles
Property and equipment, net
Property plant and equipment, gross	380		1,480		2,594
Leasehold improvements
Property and equipment, net
Property plant and equipment, gross	92,906		431,118		634,546
Buildings
Property and equipment, net
Property plant and equipment, gross	$ 6,556		¥ 32,179		¥ 44,776